Corporate Information and Continuing Operations (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Corporate Information and Continuing Operations [Abstract]
Date of incorporation							May 19, 1981		May 19, 1981
Net loss	$ (2,966,336)	$ (2,028,223)	$ (1,726,899)	$ (2,120,930)	$ (2,575,024)	$ (1,677,868)	$ (6,721,458)	$ (6,373,822)	$ (8,162,133)	$ (7,675,550)
Accumulated deficit									117,200,000
Cash, cash equivalents and short-term investments	5,200,000						5,200,000		11,100,000
Accumulated deficit	$ (123,959,350)						$ (123,959,350)		$ (117,237,892)	$ (109,075,759)